Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Minimum Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Maximum Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model	Dec. 31, 2012 Weighted average Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ (1,980,431)	$ (2,028,742)	$ (295,305)
Projected option cost (as a percent)				1.00%	2.00%	1.96%